UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

December 31, 2012

1-877-7PWRINC

1-877-779-7462

www.powerincomefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Power Income Fund
PORTFOLIO REVIEW
December 31, 2012 (Unaudited)

The fund's performance figures* for the six months ended December 31, 2012, compared to its benchmarks:

	Six-Months	Since Inception **
Power Income Fund - Class A	3.65%	3.18%
Power Income Fund - Class A with load	(1.49)%	0.89%
Power Income Fund - Class I	3.69%	3.37%
Barclays Aggregate Bond Index***	1.80%	4.83%
Merrill Lynch U.S. High Yield Master II Index****	7.95%	10.55%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-779-7462

** Inception date is September 14, 2010.

***  The Barclays Capital U.S. Aggregate Bond Index is a marekt capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type.  Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues.  The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

**** Merrill Lynch U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Holdings By Sector	% of Net Assets
Mutual Funds	22.0%
Exchange Traded Funds	1.0%
Other, Cash & Cash Equivalents	77.0%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

See accompanying notes to financial statements.

Power Income Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 22.0%
	DEBT FUNDS - 22.0%
835,397	Ivy High Income Fund	$ 7,134,294
1,407,612	MainStay High Yield Corporate Bond Fund	8,600,513
1,700,056	Oppenheimer Senior Floating Rate Fund	14,076,462
2,281,036	PIMCO Total Return Fund	25,638,844

	TOTAL MUTUAL FUNDS (Cost - $55,511,802)	55,450,113

	EXCHANGE TRADED FUNDS - 1.0%
	DEBT FUNDS - 1.0%
22,652	iShares iBoxx $ High Yield Corporate Bond Fund	2,516,411

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,545,460)	2,516,411

	SHORT-TERM INVESTMENTS - 77.2%
	MONEY MARKET FUND - 77.2%
25,661,000	BlackRock Cash Funds - Institutional - 0.24% *	25,661,000
25,661,000	Dreyfus Treasury Prime Cash Management - 0.00% *	25,661,000
25,661,000	Fidelity Institutional Money Market Funds - Government Portfolio - 0.02% *	25,661,000
53,992,558	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.14% *	53,992,558
12,830,000	HighMark US Government Money Market Fund - 0.00% *	12,830,000
25,661,000	STIT - Government & Agency Portfolio - 0.02% *	25,661,000
25,661,000	STIT - Treasury Portfolio - 0.02% *	25,661,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $195,127,558)	195,127,558

	TOTAL INVESTMENTS - 100.2% (Cost - $253,184,818) (a)	$ 253,094,082
	LIABILITIES LESS OTHER ASSETS - (0.2) %	(390,006)
	NET ASSETS - 100.0%	$ 252,704,076

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $253,186,473 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
Unrealized appreciation		$ 423,946
Unrealized depreciation		(516,337)
Net unrealized depreciation		$ (92,391)

* Money market fund; interest rate reflects effective yield on December 31, 2012.

See accompanying notes to financial statements.

Power Income Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 253,184,818
At value	$ 253,094,082
Cash	(120)
Receivable for Fund shares sold	29,515
Dividends and interest receivable	145,695
Prepaid expenses and other assets	33,460
TOTAL ASSETS	253,302,632

LIABILITIES
Payable for Fund shares repurchased	322,938
Investment advisory fees payable	217,496
Fees payable to other affiliates	37,153
Distribution (12b-1) fees payable	3,417
Accrued expenses and other liabilities	17,552
TOTAL LIABILITIES	598,556
NET ASSETS	$ 252,704,076

COMPOSITION OF NET ASSETS:
Paid in capital	$ 256,970,774
Undistributed net investment income	1,873,286
Accumulated net realized loss from security transactions	(6,049,248)
Net unrealized depreciation of investments	(90,736)
NET ASSETS	$ 252,704,076

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 16,255,811
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,624,516
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 10.01
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$ 10.53

Class I Shares:
Net Assets	$ 236,448,265
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	23,669,186
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 9.99

(a) On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Power Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$ 6,886,744
Interest	47,964
TOTAL INVESTMENT INCOME	6,934,708

EXPENSES
Investment advisory fees	1,311,891
Distribution (12b-1) fees: (Class A)	21,511
Administrative services fees	116,522
Non 12b-1 shareholder services fee	112,964
Transfer agent fees	30,803
Accounting services fees	30,510
Registration fees	22,685
Custodian fees	17,019
Professional fees	10,254
Compliance officer fees	9,829
Printing and postage expenses	7,496
Trustees fees and expenses	2,491
Insurance expense	1,984
Other expenses	5,936
TOTAL EXPENSES	1,701,895

NET INVESTMENT INCOME	5,232,813

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	5,365,572
Distributions of realized gains from underlying investment companies	271,422
Net change in unrealized depreciation on investments	(1,253,492)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,383,502

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,616,315

See accompanying notes to financial statements.

Power Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	December 31, 2012	Year Ended
	(Unaudited)	June 30, 2012
FROM OPERATIONS
Net investment income	$ 5,232,813	$ 6,908,563
Net realized gain (loss) from security transactions	5,365,572	(11,115,288)
Distributions of realized gains from underlying investment companies	271,422	204,626
Net change in unrealized appreciation (depreciation) of investments	(1,253,492)	1,162,756
Net increase (decrease) in net assets resulting from operations	9,616,315	(2,839,343)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(184,316)	(518,195)
Class I	(3,182,001)	(6,377,166)
From net realized gains:
Class A	-	(94,431)
Class I	-	(1,112,512)
Net decrease in net assets resulting from distributions to shareholders	(3,366,317)	(8,102,304)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,422,593	24,479,919
Class I	33,118,919	90,450,087
Net asset value of shares issued in reinvestment of distributions:
Class A	155,809	322,840
Class I	2,633,108	6,028,372
Redemption fee proceeds:
Class A	-	5
Class I	-	55
Payments for shares redeemed:
Class A	(12,071,744)	(17,060,865)
Class I	(47,868,047)	(76,580,607)
Net decrease in net assets resulting from shares of beneficial interest	(19,609,362)	27,639,806

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,359,364)	16,698,159

NET ASSETS
Beginning of Period	266,063,440	249,365,281
End of Period *	$ 252,704,076	$ 266,063,440
*Includes undistributed net investment income of:	$ 1,873,286	$ 6,790

SHARE ACTIVITY
Class A:
Shares Sold	439,956	2,485,849
Shares Reinvested	20,577	33,175
Shares Redeemed	(1,215,990)	(1,750,661)
Net increase (decrease) in shares of beneficial interest outstanding	(755,457)	768,363

Class I:
Shares Sold	3,263,251	9,201,082
Shares Reinvested	357,021	621,229
Shares Redeemed	(4,731,671)	(7,807,475)
Net increase (decrease) in shares of beneficial interest outstanding	(1,111,399)	2,014,836

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2012		June 30,	June 30,
	(Unaudited)		2012	2011 (1)
Net asset value, beginning of period	$ 9.77		$ 10.19	$ 10.00

Activity from investment operations:
Net investment income (2)	0.18		0.24	0.34
Net realized and unrealized gain
(loss) on investments	0.17		(0.40)	0.18
Total from investment operations	0.35		(0.16)	0.52
Less distributions from:
Net investment income	(0.12)		(0.22)	(0.33)
Net realized gains	-		(0.04)	-
Total distributions	(0.12)		(0.26)	(0.33)

Net asset value, end of period	$ 10.01		$ 9.77	$ 10.19

Total return (3)	3.65%	(4)	(1.45)%	5.19%	(4)

Net assets, at end of period (000s)	$ 16,256		$ 23,278	$ 16,447

Ratio of expenses to average
net assets (6)	1.53%	(5)	1.46%	1.53%	(5)
Ratio of net investment income
to average net assets (6,7)	3.62%	(5)	2.40%	4.19%	(5)

Portfolio Turnover Rate	21%	(4)	547%	259%	(4)

(1)	The Power Income Fund's Class A and Class I shares commenced operations September 14, 2010.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and assumes reinvestment of distributions.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2012		June 30,	June 30,
	(Unaudited)		2012	2011 (1)
Net asset value, beginning of period	$ 9.76		$ 10.19	$ 10.00

Activity from investment operations:
Net investment income (2)	0.19		0.26	0.38
Net realized and unrealized gain
(loss) on investments	0.16		(0.39)	0.15
Total from investment operations	0.35		(0.13)	0.53
Less distributions from:
Net investment income	(0.13)		(0.26)	(0.34)
Net realized gains	-		(0.04)	-
Total distributions	(0.13)		(0.30)	(0.34)

Net asset value, end of period	$ 9.99		$ 9.76	$ 10.19

Total return (3)	3.69%	(4)	(1.23)%	5.36%	(4)

Net assets, at end of period (000s)	$ 236,448		$ 242,785	$ 232,918

Ratio of expenses to average
net assets (6)	1.28%	(5)	1.21%	1.28%	(5)
Ratio of net investment income
to average net assets (6,7)	3.80%	(5)	2.62%	4.61%	(5)

Portfolio Turnover Rate	21%	(4)	547%	259%	(4)

(1)	The Power Income Fund's Class A and Class I shares commenced operations September 14, 2010.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and assumes reinvestment of distributions.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2012

1.

ORGANIZATION

The Power Income Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek total return from income and capital appreciation with capital preservation as a secondary objective.

The Fund currently offers two classes of shares:  Class A shares and Class I shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.  Class I shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the

Power Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Power Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 55,450,113	-	-	$ 55,450,113
Exchange Traded Funds	2,516,411	-	-	2,516,411
Money Market Funds	195,127,558	-	-	195,127,558
Total	$ 253,094,082	-	-	$ 253,094,082

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. dollars.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2011 and 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six-months ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $50,875,273 and $259,725,851, respectively.

Power Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. W.E. Donoghue & Co., Inc. serves as the Fund’s investment advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least November 30, 2013, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.25% and 2.00% for Class A and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. During the six-months ended December 31, 2012, the Distributor received $39,838 in underwriting commissions for sales of Class A shares, of which $7,507 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2012, with the approval of the Board, each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Each Fund also pays the chairperson of the Audit Committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Power Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2012

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	June 30, 2012	June 30, 2011
Ordinary Income	$ 7,995,642	$ 7,470,607
Long-Term Capital Gain	106,662	-
	$ 8,102,304	$ 7,470,607

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Unrealized	Total
Ordinary	Long-Term	Loss	Book/ Tax	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$ 6,790	$ -	$ (10,688,910)	$ (995,677)	$ 1,161,101	$ (10,516,696)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, primarily attributable to, non-deductible expenses and the reclass of ordinary income distributions, resulted in reclassification for the period ended June 30, 2011 as follows: a decrease in paid in capital of $26,370; a decrease in accumulated net investment loss of $242,545 and a decrease in accumulated net realized gain from security transactions of $216,175.

6. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

7. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Power Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

Renewal of Advisory Agreement – Power Income Fund *

In connection with a meeting held on June 20, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., Inc. (the “Adviser”) and the Trust, on behalf of Power Income Fund (the “Fund”).  In considering the Advisory Agreement, the Adviser had provided the Board with written materials related to the Advisory Agreement.

In their consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board noted that there had been no changes to key personnel at the Adviser.  The Board then reviewed the Adviser’s financial information. The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board reviewed the performance of the Fund compared to a peer group of similar mutual funds and its benchmark.  The Trustees noted that the Fund had underperformed for the one year period as compared to its peer group and the Morningstar High Yield Bond category average.  They further noted, however, that the Adviser believes it has identified the cause of the underperformance and has adjusted its strategy to account for current changes and reversals in the market.  In light of the information received and reviewed by the Trustees, the Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Board noted that the management fee was higher than the average, but was lower than the average for separate accounts managed by the Adviser. The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Trustees concluded that the Fund’s advisory fee was reasonable in light of the services the Fund currently receives from the Adviser.

Economies of Scale. The Board considered whether the Fund is expected to experience economies of scale with respect to the management of the Fund.  The Trustees noted that the Fund had experienced growth and it was anticipated to continue to grow steadily.  After discussion, The Board’s consensus was that as the Fund continues to grow, the issue of economies of scale should be revisited despite the Adviser’s concerns regarding constraints on the size of the fund.  However, based on the current size of the Fund, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Fund and whether the profits realized reflect a fair entrepreneurial profit in return for the services rendered to the Fund. The Board also considered profits from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Fund was not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the shareholders of the Fund.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Power Income Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2012

As a shareholder of the Power Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Power Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized Expense	Account Value	Account Value	During Period *
Actual	Ratio	7/1/2012	12/31/2012	7/1/2012 – 12/31/2012
Class A	1.53%	$1,000.00	$1036.50	$7.85
Class I	1.29%	$1,000.00	$1036.90	$6.62

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	7/1/2012	12/31/2012	7/1/2012 – 12/31/2012
Class A	1.53%	$1,000.00	$1,017.49	$7.78
Class I	1.29%	$1,000.00	$1,018.70	$6.56

*    Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A and 1.20% for Class I, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR

W.E. Donoghue & Co., Inc.

629 Washington Street

Norwood, MA 02062

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/8/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/8/13